GAMCO Natural Resources, Gold & Income Trust
Schedule of Investments — March 31, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 75.5%
Agriculture  — 5.2%
25,500 Archer-Daniels-Midland Co. .......... $ 2,031,330
10,000 Bunge Ltd. ...................... 955,200
33,500 Corteva Inc. ..................... 2,020,385
33,090 Nutrien Ltd. ..................... 2,443,696
7,450,611
Automotive  — 0.1%
19,000 Iveco Group NV† ................. 179,783
Energy and Energy Services  — 18.0%
7,300 APA Corp. ...................... 263,238
19,500 Baker Hughes Co. ................. 562,770
27,000 BP plc, ADR ..................... 1,024,380
17,345 Chevron Corp. ................... 2,830,010
11,700 ConocoPhillips ................... 1,160,757
15,089 Coterra Energy Inc. ................ 370,284
13,000 Devon Energy Corp. ............... 657,930
3,800 Diamondback Energy Inc. ........... 513,646
40,000 Eni SpA ........................ 559,862
9,200 EOG Resources Inc. ............... 1,054,596
39,500 Exxon Mobil Corp. ................ 4,331,570
17,000 Halliburton Co. ................... 537,880
3,200 Hess Corp. ...................... 423,488
35,282 Kinder Morgan Inc. ................ 617,788
20,000 Marathon Oil Corp. ................ 479,200
9,095 Marathon Petroleum Corp. ........... 1,226,279
9,649 Occidental Petroleum Corp. .......... 602,387
8,700 ONEOK Inc. ..................... 552,798
7,000 Phillips 66 ...................... 709,660
5,100 Pioneer Natural Resources Co. ........ 1,041,624
24,000 Schlumberger NV ................. 1,178,400
32,500 Shell plc, ADR ................... 1,870,050
15,500 Suncor Energy Inc. ................ 481,275
21,000 The Williams Companies Inc. ......... 627,060
23,000 TotalEnergies SE, ADR .............. 1,358,150
6,600 Valero Energy Corp. ............... 921,360
25,956,442
Food and Beverage  — 1.1%
5,000 Mowi ASA ...................... 92,361
25,000 Tyson Foods Inc., Cl. A ............. 1,483,000
1,575,361
Health Care  — 5.0%
46,000 Bayer AG ....................... 2,929,365
27,000 Elanco Animal Health Inc.† ........... 253,800
23,700 Zoetis Inc. ...................... 3,944,628
7,127,793
Machinery  — 3.2%
4,000 AGCO Corp. ..................... 540,800
94,700 CNH Industrial NV ................. 1,446,069
Shares
Market
Value
6,400 Deere & Co. ..................... $ 2,642,432
4,629,301
Metals and Mining  — 40.3%
49,572 Agnico Eagle Mines Ltd. ............ 2,526,685
165,000 Alamos Gold Inc., Cl. A ............. 2,017,950
91,500 Artemis Gold Inc.† ................ 303,307
389,000 B2Gold Corp. .................... 1,532,660
175,294 Barrick Gold Corp. ................ 3,255,210
50,000 BHP Group Ltd., ADR .............. 3,170,500
511,802 De Grey Mining Ltd.† .............. 530,277
75,000 Dundee Precious Metals Inc. ......... 547,170
117,300 Eldorado Gold Corp.† .............. 1,215,228
116,185 Endeavour Mining plc .............. 2,799,960
451,000 Evolution Mining Ltd. .............. 940,589
33,000 Franco-Nevada Corp. ............... 4,811,400
79,500 Freeport-McMoRan Inc. ............. 3,252,345
62,137 Fresnillo plc ..................... 571,825
16,500 Gold Fields Ltd., ADR .............. 219,780
193,500 K92 Mining Inc.† ................. 1,099,578
90,000 Karora Resources Inc.† ............. 302,331
337,800 Kinross Gold Corp. ................ 1,591,038
65,000 Lundin Gold Inc. .................. 758,934
22,500 MAG Silver Corp.† ................ 285,075
115,272 Newcrest Mining Ltd. .............. 2,068,888
80,900 Newmont Corp. .................. 3,965,718
461,005 Northern Star Resources Ltd. ......... 3,793,435
118,400 Osisko Gold Royalties Ltd. ........... 1,873,088
226,100 Osisko Mining Inc.† ............... 719,371
920,671 Perseus Mining Ltd. ............... 1,464,706
49,000 Rio Tinto plc, ADR ................ 3,361,400
7,300 Royal Gold Inc. ................... 946,883
142,000 SSR Mining Inc. .................. 2,147,040
112,700 Victoria Gold Corp.† ............... 747,164
102,700 Wesdome Gold Mines Ltd.† .......... 588,160
198,783 Westgold Resources Ltd.† ........... 174,068
79,450 Wheaton Precious Metals Corp. ....... 3,826,312
85,000 Yamana Gold Inc. ................. 497,250
57,905,325
Specialty Chemicals  — 2.6%
10,000 CF Industries Holdings Inc. .......... 724,900
12,000 FMC Corp. ...................... 1,465,560
25,500 The Mosaic Co. ................... 1,169,940
8,900 Yara International ASA .............. 385,844
3,746,244
TOTAL COMMON STOCKS ......... 108,570,860

GAMCO Natural Resources, Gold & Income Trust
Schedule of Investments (Continued) — March 31, 2023 (Unaudited)
Principal
Amount
Market
Value
CONVERTIBLE CORPORATE BONDS  — 0.2%
Metals and Mining  — 0.2%
$ 200,000 Fortuna Silver Mines Inc.,
4.650%, 10/31/24 ............... $ 200,100
CORPORATE BONDS  — 1.4%
Metals and Mining  — 1.4%
675,000 Hecla Mining Co.,
7.250%, 02/15/28 ............... 682,563
500,000 IAMGOLD Corp.,
5.750%, 10/15/28(a) ............. 386,858
500,000 New Gold Inc.,
7.500%, 07/15/27(a) ............. 481,745
500,000 Northern Star Resources Ltd.,
6.125%, 04/11/33 ............... 496,179
2,047,345
TOTAL CORPORATE BONDS ........ 2,047,345
U.S. GOVERNMENT OBLIGATIONS  — 22.9%
33,170,000 U.S. Treasury Bills,
4.535% to 4.765%††, 04/13/23 to
06/29/23 ...................... 32,948,545
TOTAL INVESTMENTS BEFORE OPTIONS
WRITTEN — 100.0% ...........
(Cost $158,525,240) ............. $ 143,766,850
(a) Securities exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
Geographic Diversification
% of Total
Investments *
Market
Value
Long Positions
North America ...................... 79.5% $ 114,329,379
Europe .............................. 11.1 16,007,224
Asia/Pacific ......................... 8.8 12,638,642
Latin America ....................... 0.4 571,825
South Africa ......................... 0.2 219,780
Total Investments — Long Positions 100.0% $ 143,766,850
Short Positions
North America ...................... (3.3) % $ (4,787,578)
Europe .............................. (0.2) (252,960)
Total Investments — Short Positions (3.5)% $ (5,040,538)
* Total investments exclude options written.

GAMCO Natural Resources, Gold & Income Trust
Schedule of Investments (Continued) — March 31, 2023 (Unaudited)
As of March 31, 2023, options written outstanding were as follows:
Description Counterparty
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Market
Value
OTC Call Options Written — (2.6)%
Agnico Eagle Mines Ltd. Pershing LLC 120 USD 611,640 USD 54.00 04/21/23 $ 8,274
Agnico Eagle Mines Ltd. Pershing LLC 120 USD 611,640 USD 64.00 05/19/23 3,624
Agnico Eagle Mines Ltd. Pershing LLC 160 USD 815,520 USD 63.00 06/29/23 11,520
Agnico Eagle Mines Ltd. Pershing LLC 95 USD 484,215 USD 63.50 08/18/23 12,571
Alamos Gold Inc., Cl. A Pershing LLC 360 USD 440,280 USD 10.00 06/16/23 89,564
Alamos Gold Inc., Cl. A Pershing LLC 640 USD 782,720 USD 11.00 08/18/23 128,854
APA Corp. Pershing LLC 35 USD 126,210 USD 50.00 05/19/23 354
Archer-Daniels-Midland Co. Pershing LLC 120 USD 955,920 USD 90.00 06/16/23 6,666
Archer-Daniels-Midland Co. Pershing LLC 135 USD 1,075,410 USD 86.00 07/21/23 28,469
B2Gold Corp. Pershing LLC 1,300 USD 512,200 USD 5.00 05/19/23 7,687
B2Gold Corp. Pershing LLC 1,300 USD 512,200 USD 4.50 07/21/23 30,407
B2Gold Corp. Pershing LLC 1,290 USD 508,260 USD 5.00 10/20/23 38,728
Baker Hughes Co. Pershing LLC 65 USD 187,590 USD 37.00 04/21/23 89
Baker Hughes Co. Pershing LLC 65 USD 187,590 USD 34.00 06/16/23 2,637
Baker Hughes Co. Pershing LLC 65 USD 187,590 USD 35.00 08/18/23 4,831
Barrick Gold Corp. Pershing LLC 431 USD 800,367 USD 18.00 06/16/23 65,789
Barrick Gold Corp. Pershing LLC 301 USD 558,957 USD 21.00 07/21/23 20,602
Barrick Gold Corp. Pershing LLC 400 USD 742,800 USD 19.00 08/18/23 61,197
Barrick Gold Corp. Pershing LLC 130 USD 241,410 USD 22.00 08/18/23 8,311
Barrick Gold Corp. Pershing LLC 130 USD 241,410 USD 22.00 09/15/23 9,832
Barrick Gold Corp. Pershing LLC 360 USD 668,520 USD 24.00 09/15/23 16,585
Bayer AG Morgan Stanley 160 EUR 939,520 EUR 55.00 04/21/23 70,442
Bayer AG Morgan Stanley 120 EUR 704,640 EUR 58.00 06/16/23 27,731
BHP Group Ltd., ADR Pershing LLC 180 USD 1,141,380 USD 65.00 05/19/23 39,187
BHP Group Ltd., ADR Pershing LLC 160 USD 1,014,560 USD 72.50 07/21/23 20,281
BHP Group Ltd., ADR Pershing LLC 160 USD 1,014,560 USD 65.00 09/15/23 63,893
BP plc, ADR Pershing LLC 90 USD 341,460 USD 35.00 04/21/23 28,929
BP plc, ADR Pershing LLC 90 USD 341,460 USD 36.00 07/21/23 31,964
BP plc, ADR Pershing LLC 90 USD 341,460 USD 38.00 10/20/23 28,832
Bunge Ltd. Pershing LLC 50 USD 477,600 USD 105.00 07/21/23 14,030
Bunge Ltd. Pershing LLC 50 USD 477,600 USD 105.00 10/20/23 25,497
CF Industries Holdings Inc. Pershing LLC 50 USD 362,450 USD 105.00 05/19/23 219
CF Industries Holdings Inc. Pershing LLC 50 USD 362,450 USD 95.00 08/18/23 5,463
Chevron Corp. Pershing LLC 55 USD 897,380 USD 180.00 06/16/23 10,251
Chevron Corp. Pershing LLC 58 USD 946,328 USD 180.00 08/18/23 23,629
Chevron Corp. Pershing LLC 60 USD 978,960 USD 180.00 10/20/23 39,363
CNH Industrial NV Pershing LLC 300 USD 458,100 USD 15.00 04/21/23 20,875
CNH Industrial NV Pershing LLC 300 USD 458,100 USD 16.00 06/16/23 18,056
CNH Industrial NV Pershing LLC 300 USD 458,100 USD 16.00 08/18/23 29,885
ConocoPhillips Pershing LLC 40 USD 396,840 USD 120.00 05/19/23 1,307
Corteva Inc. Pershing LLC 120 USD 723,720 USD 65.00 08/18/23 32,154
Corteva Inc. Pershing LLC 115 USD 693,565 USD 65.00 10/20/23 43,770
Coterra Energy Inc. Pershing LLC 50 USD 122,700 USD 30.00 04/21/23 31
Coterra Energy Inc. Pershing LLC 45 USD 110,430 USD 31.00 07/21/23 1,439
Coterra Energy Inc. Pershing LLC 55 USD 134,970 USD 29.00 10/20/23 6,694
Deere & Co. Pershing LLC 20 USD 825,760 USD 425.00 04/21/23 8,749
Deere & Co. Pershing LLC 20 USD 825,760 USD 430.00 06/16/23 30,245
Deere & Co. Pershing LLC 24 USD 990,912 USD 410.00 08/18/23 81,617
Devon Energy Corp. Pershing LLC 65 USD 328,965 USD 70.00 04/21/23 33

GAMCO Natural Resources, Gold & Income Trust
Schedule of Investments (Continued) — March 31, 2023 (Unaudited)
Description Counterparty
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Market
Value
Devon Energy Corp. Pershing LLC 65 USD 328,965 USD 65.00 06/16/23 $ 2,155
Diamondback Energy Inc. Pershing LLC 11 USD 148,687 USD 155.35 06/16/23 2,337
Diamondback Energy Inc. Pershing LLC 10 USD 135,170 USD 147.85 09/15/23 7,879
Diamondback Energy Inc. Pershing LLC 10 USD 135,170 USD 150.00 11/17/23 9,041
Eldorado Gold Corp. Pershing LLC 410 USD 424,760 USD 11.00 09/15/23 51,596
Eni SpA Morgan Stanley 20 EUR 129,060 EUR 14.00 05/19/23 1,119
Eni SpA Morgan Stanley 20 EUR 129,060 EUR 15.00 07/21/23 912
EOG Resources Inc. Pershing LLC 30 USD 343,890 USD 127.50 04/21/23 964
EOG Resources Inc. Pershing LLC 30 USD 343,890 USD 139.00 07/21/23 5,380
EOG Resources Inc. Pershing LLC 32 USD 366,816 USD 139.00 09/15/23 10,986
Exxon Mobil Corp. Pershing LLC 135 USD 1,480,410 USD 105.00 04/21/23 79,911
Exxon Mobil Corp. Pershing LLC 135 USD 1,480,410 USD 107.00 06/16/23 96,649
Exxon Mobil Corp. Pershing LLC 125 USD 1,370,750 USD 110.00 08/18/23 92,336
FMC Corp. Pershing LLC 40 USD 488,520 USD 120.00 04/21/23 17,432
FMC Corp. Pershing LLC 40 USD 488,520 USD 130.00 06/16/23 13,263
FMC Corp. Pershing LLC 40 USD 488,520 USD 127.50 08/18/23 25,599
Franco-Nevada Corp. Pershing LLC 114 USD 1,662,120 USD 152.50 04/21/23 22,662
Freeport-McMoRan Inc. Pershing LLC 250 USD 1,022,750 USD 45.00 05/19/23 26,271
Freeport-McMoRan Inc. Pershing LLC 250 USD 1,022,750 USD 43.00 07/21/23 76,471
Freeport-McMoRan Inc. Pershing LLC 295 USD 1,206,845 USD 45.00 08/18/23 83,299
Gold Fields Ltd., ADR Pershing LLC 165 USD 219,780 USD 15.00 10/20/23 21,133
Halliburton Co. Pershing LLC 50 USD 158,200 USD 35.00 04/21/23 1,207
Halliburton Co. Pershing LLC 60 USD 189,840 USD 35.00 06/16/23 7,380
Halliburton Co. Pershing LLC 60 USD 189,840 USD 43.00 07/21/23 2,025
Hess Corp. Pershing LLC 12 USD 158,808 USD 140.00 05/19/23 5,332
Hess Corp. Pershing LLC 10 USD 132,340 USD 155.00 07/21/23 3,991
Hess Corp. Pershing LLC 10 USD 132,340 USD 155.00 09/15/23 6,382
Kinder Morgan Inc. Pershing LLC 115 USD 201,365 USD 20.00 05/19/23 186
Kinder Morgan Inc. Pershing LLC 122 USD 213,622 USD 20.00 07/21/23 1,396
Kinder Morgan Inc. Pershing LLC 115 USD 201,365 USD 19.00 08/18/23 3,150
Kinross Gold Corp. Pershing LLC 794 USD 373,974 USD 4.50 05/19/23 34,889
Kinross Gold Corp. Pershing LLC 500 USD 235,500 USD 5.50 08/18/23 14,855
Kinross Gold Corp. Pershing LLC 960 USD 452,160 USD 6.00 11/17/23 33,872
Kinross Gold Corp. Pershing LLC 1,124 USD 529,404 USD 5.00 01/19/24 76,008
Marathon Oil Corp. Pershing LLC 100 USD 239,600 USD 27.50 07/21/23 10,017
Marathon Petroleum Corp. Pershing LLC 30 USD 404,490 USD 112.00 04/21/23 69,905
Marathon Petroleum Corp. Pershing LLC 30 USD 404,490 USD 110.00 06/16/23 80,242
Marathon Petroleum Corp. Pershing LLC 30 USD 404,490 USD 125.00 08/18/23 52,493
Newmont Corp. Pershing LLC 280 USD 1,372,560 USD 52.50 04/21/23 14,290
Newmont Corp. Pershing LLC 215 USD 1,053,930 USD 65.00 06/16/23 5,415
Newmont Corp. Pershing LLC 314 USD 1,539,228 USD 55.00 09/15/23 77,394
Nutrien Ltd. Pershing LLC 100 USD 738,500 USD 90.00 06/16/23 8,226
Nutrien Ltd. Pershing LLC 50 USD 369,250 USD 90.00 09/15/23 11,493
ONEOK Inc. Pershing LLC 27 USD 171,558 USD 69.00 04/21/23 417
ONEOK Inc. Pershing LLC 30 USD 190,620 USD 67.50 06/16/23 4,357
ONEOK Inc. Pershing LLC 30 USD 190,620 USD 67.50 08/18/23 6,798
Osisko Gold Royalties Ltd. Pershing LLC 300 USD 474,600 USD 13.50 04/21/23 71,638
Osisko Gold Royalties Ltd. Pershing LLC 224 USD 354,368 USD 14.50 07/21/23 49,144
Osisko Gold Royalties Ltd. Pershing LLC 340 USD 537,880 USD 14.00 09/15/23 96,285
Phillips 66 Pershing LLC 25 USD 253,450 USD 105.00 05/19/23 7,584
Phillips 66 Pershing LLC 30 USD 304,140 USD 115.00 07/21/23 7,766
Phillips 66 Pershing LLC 15 USD 152,070 USD 105.00 09/15/23 11,198

GAMCO Natural Resources, Gold & Income Trust
Schedule of Investments (Continued) — March 31, 2023 (Unaudited)
Description Counterparty
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Market
Value
Pioneer Natural Resources Co. Pershing LLC 16 USD 326,784 USD 235.00 05/19/23 $ 2,518
Pioneer Natural Resources Co. Pershing LLC 19 USD 388,056 USD 260.00 06/16/23 1,338
Rio Tinto plc, ADR Pershing LLC 85 USD 583,100 USD 62.50 04/21/23 55,943
Rio Tinto plc, ADR Pershing LLC 85 USD 583,100 USD 80.00 04/21/23 458
Rio Tinto plc, ADR Pershing LLC 75 USD 514,500 USD 75.00 06/16/23 11,374
Rio Tinto plc, ADR Pershing LLC 75 USD 514,500 USD 80.00 06/16/23 4,512
Rio Tinto plc, ADR Pershing LLC 170 USD 1,166,200 USD 80.00 07/21/23 19,074
Royal Gold Inc. Pershing LLC 33 USD 428,043 USD 130.00 07/21/23 31,443
Royal Gold Inc. Pershing LLC 40 USD 518,840 USD 132.00 09/15/23 45,460
Schlumberger NV Pershing LLC 80 USD 392,800 USD 52.50 05/19/23 12,259
Schlumberger NV Pershing LLC 80 USD 392,800 USD 60.00 08/18/23 11,955
Schlumberger NV Pershing LLC 80 USD 392,800 USD 55.00 11/17/23 33,022
Shell plc, ADR Pershing LLC 100 USD 575,400 USD 58.00 07/21/23 33,502
Shell plc, ADR Pershing LLC 105 USD 604,170 USD 60.00 10/20/23 37,828
Shell plc, ADR Pershing LLC 60 USD 345,240 USD 62.50 01/19/24 21,329
SSR Mining Inc. Pershing LLC 237 USD 358,344 USD 17.00 04/21/23 2,311
SSR Mining Inc. Pershing LLC 200 USD 302,400 USD 17.00 05/19/23 8,054
SSR Mining Inc. Pershing LLC 273 USD 412,776 USD 20.00 05/19/23 2,363
SSR Mining Inc. Pershing LLC 290 USD 438,480 USD 18.00 06/16/23 10,222
Suncor Energy Inc. Pershing LLC 45 USD 139,725 USD 37.00 06/16/23 1,215
Suncor Energy Inc. Pershing LLC 55 USD 170,775 USD 40.00 08/18/23 1,825
The Mosaic Co. Pershing LLC 100 USD 458,800 USD 59.75 09/15/23 13,498
The Mosaic Co. Pershing LLC 90 USD 412,920 USD 50.00 11/17/23 43,605
The Williams Companies Inc. Pershing LLC 60 USD 179,160 USD 35.00 04/21/23 9
The Williams Companies Inc. Pershing LLC 70 USD 209,020 USD 35.00 05/19/23 289
TotalEnergies SE, ADR Pershing LLC 70 USD 413,350 USD 58.00 04/21/23 15,336
TotalEnergies SE, ADR Pershing LLC 80 USD 472,400 USD 60.00 05/19/23 17,047
TotalEnergies SE, ADR Pershing LLC 80 USD 472,400 USD 60.00 06/16/23 22,929
Valero Energy Corp. Pershing LLC 16 USD 223,360 USD 132.50 06/16/23 22,186
Valero Energy Corp. Pershing LLC 25 USD 349,000 USD 132.50 09/15/23 45,900
Valero Energy Corp. Pershing LLC 25 USD 349,000 USD 135.00 11/17/23 48,089
Wheaton Precious Metals Corp. Pershing LLC 110 USD 529,760 USD 43.00 06/16/23 71,795
Wheaton Precious Metals Corp. Pershing LLC 90 USD 433,440 USD 50.00 06/16/23 21,860
Wheaton Precious Metals Corp. Pershing LLC 280 USD 1,348,480 USD 41.00 09/15/23 260,738
Wheaton Precious Metals Corp. Pershing LLC 115 USD 553,840 USD 52.50 11/17/23 46,915
Yamana Gold Inc. Pershing LLC 850 USD 497,250 USD 5.50 04/21/23 38,871
TOTAL OTC CALL OPTIONS WRITTEN $ 3,700,959
OTC Put Options Written — (0.1)%
NextEra Energy Partners LP Pershing LLC 60 USD 364,500 USD 67.50 05/31/23 $ 50,359
VanEck Agribusiness ETF Pershing LLC 100 USD 868,600 USD 87.00 06/16/23 30,664
TOTAL OTC PUT OPTIONS WRITTEN $ 81,023
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Market
Value
Exchange Traded Call Options Written — (0.5)%
AGCO Corp. 20 USD 270,400 USD 135.00 05/19/23 $ 13,500
AGCO Corp. 20 USD 270,400 USD 135.00 08/18/23 22,100
Alamos Gold Inc., Cl. A 650 USD 794,950 USD 12.50 01/19/24 117,650
ConocoPhillips 37 USD 367,077 USD 130.00 08/18/23 3,700
Corteva Inc. 100 USD 603,100 USD 60.00 06/16/23 33,500
Dundee Precious Metals Inc. 375 CAD 369,750 CAD 8.50 06/16/23 44,395

GAMCO Natural Resources, Gold & Income Trust
Schedule of Investments (Continued) — March 31, 2023 (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Market
Value
Dundee Precious Metals Inc. 375 CAD 369,750 CAD 8.50 08/18/23 $ 49,251
Eldorado Gold Corp. 353 USD 365,708 USD 11.00 05/19/23 17,650
Eldorado Gold Corp. 410 USD 424,760 USD 11.00 07/21/23 34,030
Endeavour Mining plc 410 CAD 1,335,370 CAD 33.00 05/19/23 37,162
Endeavour Mining plc 360 CAD 1,172,520 CAD 36.00 09/15/23 34,362
Endeavour Mining plc 390 CAD 1,270,230 CAD 34.00 12/15/23 81,232
Franco-Nevada Corp. 114 USD 1,662,120 USD 160.00 07/21/23 62,130
Franco-Nevada Corp. 102 USD 1,487,160 USD 165.00 10/20/23 79,560
K92 Mining Inc. 570 CAD 437,760 CAD 9.00 09/15/23 19,822
Lundin Gold Inc. 455 CAD 717,990 CAD 15.50 05/19/23 34,508
Lundin Gold Inc. 195 CAD 307,710 CAD 16.00 07/21/23 18,396
Occidental Petroleum Corp. 40 USD 249,720 USD 75.00 04/21/23 160
Occidental Petroleum Corp. 27 USD 168,561 USD 72.50 06/16/23 3,051
Occidental Petroleum Corp. 30 USD 187,290 USD 72.50 08/18/23 6,990
Osisko Gold Royalties Ltd. 320 USD 506,240 USD 15.00 07/21/23 56,000
Osisko Mining Inc. 600 CAD 258,000 CAD 5.00 09/15/23 13,763
The Mosaic Co. 65 USD 298,220 USD 69.75 06/16/23 715
Victoria Gold Corp. 370 CAD 331,520 CAD 14.00 07/21/23 3,833
Zoetis Inc. 31 USD 515,964 USD 170.00 04/21/23 4,960
Zoetis Inc. 70 USD 1,165,080 USD 175.00 06/16/23 32,900
TOTAL EXCHANGE TRADED CALL OPTIONS WRITTEN $ 825,320
Exchange Traded Put Options Written — (0.3)%
Energy Select Sector SPDR ETF 272 USD 2,252,976 USD 76.00 05/19/23 $ 30,192
Energy Select Sector SPDR ETF 275 USD 2,277,825 USD 72.00 06/16/23 29,287
Energy Select Sector SPDR ETF 300 USD 2,484,900 USD 70.00 10/20/23 74,400
NextEra Energy Partners LP 45 USD 273,375 USD 65.00 04/21/23 23,220
NextEra Energy Partners LP 60 USD 364,500 USD 65.00 07/21/23 41,700
SPDR S&P 500 ETF Trust 22 USD 900,658 USD 385.00 04/21/23 2,354
SPDR S&P 500 ETF Trust 70 USD 2,865,730 USD 372.00 05/19/23 14,070
SPDR S&P 500 ETF Trust 70 USD 2,865,730 USD 375.00 06/16/23 29,890
SPDR S&P 500 ETF Trust 35 USD 1,432,865 USD 280.00 07/21/23 2,765
Utilities Select Sector SPDR Fund 420 USD 2,842,980 USD 60.00 04/21/23 2,520
Utilities Select Sector SPDR Fund 240 USD 1,624,560 USD 64.00 06/16/23 22,440
Utilities Select Sector SPDR Fund 195 USD 1,319,955 USD 65.00 06/16/23 26,715
Utilities Select Sector SPDR Fund 415 USD 2,809,135 USD 63.00 08/18/23 65,570
VanEck Agribusiness ETF 145 USD 1,259,470 USD 83.00 04/21/23 5,800
VanEck Agribusiness ETF 145 USD 1,259,470 USD 83.00 05/19/23 40,963
VanEck Agribusiness ETF 60 USD 521,160 USD 82.00 08/18/23 11,850
VanEck Gold Miners ETF 250 USD 808,750 USD 28.00 04/21/23 1,750
VanEck Gold Miners ETF 250 USD 808,750 USD 28.00 05/19/23 7,750
TOTAL EXCHANGE TRADED PUT OPTIONS WRITTEN $ 433,236
TOTAL OPTIONS WRITTEN $ 5,040,538